Other Current Assets (Schedule of other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets [Abstract]
Interest receivable	$ 9,269	$ 8,386
Prepaid expenses and vendor down payments	5,499	5,164
Due from Government institutions and income tax receivables	5,457	3,690
Other	1,122	2,308
Other current assets	$ 21,347	$ 19,548